Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

8. Accrued Expenses

Accrued expenses and other current liabilities consisted of the following at December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Accrued payroll liabilities	$2,983	$1,198
Accrued research and development	1,496	300
Accrued construction in progress (BlueWalker 3 satellite)	1,260	1,604
Accrued professional services	606	320
Accrued taxes payable	180	34
Accrued leasehold improvements	-	247
Other	944	519
Total accrued expenses and other current liabilities	$7,469	$4,222